Inventories - Summary of Inventories (Detail) - MXN ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure of Inventories [Line Items]
Inventories	$ 90,144,215	$ 88,569,989
Refined and petrochemicals products
Disclosure of Inventories [Line Items]
Inventories	45,292,210	43,950,469
Crude oil
Disclosure of Inventories [Line Items]
Inventories	20,835,326	18,645,592
Products in transit
Disclosure of Inventories [Line Items]
Inventories	17,407,743	18,984,729
Materials and products in stock
Disclosure of Inventories [Line Items]
Inventories	6,210,482	6,320,011
Materials in transit
Disclosure of Inventories [Line Items]
Inventories	287,851	555,522
Gas and condensate products
Disclosure of Inventories [Line Items]
Inventories	$ 110,603	$ 113,666